Note 2 - Summary of Significant Accounting Policies (Details Textual)			3 Months Ended		12 Months Ended
	Jan. 21, 2020	Apr. 30, 2019	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			970,571	295	11,157	193
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)					3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)					5 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	2,000	500
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	2,000